Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Inventory, Current [Table Text Block]
	September 30, 2012	December 31, 2011
Work in process	$437,488	$454,366
Software	397,000	467,000
Finished goods	105,256	47,452
Inventory included in current assets	939,744	968,818
Software license inventory	1,137,500	-
	$2,077,244	$968,818

	2011	2010
Work in process	$454,366	$662,988
Software (Note 11)	467,000	664,300
Finished goods	47,452	283,154
	$968,818	$1,610,442